Annual Total Returns[BarChart] - PIMCO California Municipal Bond Fund - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.27%)	10.16%	4.47%	0.73%	7.29%	1.09%	9.08%	6.88%